UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    07/20/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 59

Form 13F Information Value Total (thousands):     $275,380

List of Other Included Managers:                      NONE

Form 13F-HR Information Table

                          Title of                      VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer              Class            CUSIP    (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------              -----            -----    --------     -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories         COM               2824100  11897       184528    SH           SOLE               0       0      184528
AFLAC Inc.                  COM               1055102    350         8213    SH           SOLE               0       0        8213
AMBAC Financial Grp.        COM              23139108      1        32000    SH           SOLE               0       0       32000
Amedisys Inc.               COM              23436108    195        15680    SH           SOLE               0       0       15680
Amgen, Inc.                 COM              31162100   1489        20425    SH           SOLE               0       0       20425
A-Power Energy Gener        COM             G04136100     12        52740    SH           SOLE               0       0       52740
Apple Computer Inc.         COM              37833100    202          346    SH           SOLE               0       0         346
Berkshire Hathaway Inc.     CL B             84670207    301         3615    SH           SOLE               0       0        3615
Bio-Reference Lab           COM $.01 NEW    09057G602  11985       456055    SH           SOLE               0       0      456055
Coach Inc.                  COM             189754104  14882       254480    SH           SOLE               0       0      254480
Coca Cola                   COM             191216100    782        10000    SH           SOLE               0       0       10000
Colgate-Palmolive           COM             194162103    617         5929    SH           SOLE               0       0        5929
ConocoPhilips               COM             20825C104    382         6831    SH           SOLE               0       0        6831
eBay Inc.                   COM             278642103  18052       429713    SH           SOLE               0       0      429713
EMC Corp                    COM             268648102  13674       533500    SH           SOLE               0       0      533500
Emerson                     COM             291011104    453         9733    SH           SOLE               0       0        9733
Entremed                    COM             29382F103     24        13146    SH           SOLE               0       0       13146
Exxon Mobil Corp.           COM             30231G102   1346        15733    SH           SOLE               0       0       15733
Fabrinet                    SHS             G3323L100   4488       357630    SH           SOLE               0       0      357630
Factset Research Sys        COM             303075105   9570       102972    SH           SOLE               0       0      102972
Fastenal Co.                COM             311900104    887        22000    SH           SOLE               0       0       22000
First Financial Bancorp     COM             320209109   6281       393069    SH           SOLE               0       0      393069
Franklin Resources          COM             354613101   3546        31945    SH           SOLE               0       0       31945
Genpact Ltd.                SHS             G3922B107  10311       619995    SH           SOLE               0       0      619995
GFI Group Inc               COM             361652209    100        28000    SH           SOLE               0       0       28000
Gilead Sciences Inc.        COM             375558103  10659       207868    SH           SOLE               0       0      207868
HCC Insurance Holdings      COM             404132102   9167       291940    SH           SOLE               0       0      291940
Int'l Bus. Machines         COM             459200101   1330         6801    SH           SOLE               0       0        6801
ISIS Pharmaceuticals        COM             464330109    523        43600    SH           SOLE               0       0       43600
J P Morgan & Co Inc.        COM             46625H100    250         6993    SH           SOLE               0       0        6993
Johnson & Johnson           COM             478160104    329         4863    SH           SOLE               0       0        4863
LJ International Inc.       ORD             G55312105    191       120059    SH           SOLE               0       0      120059
McDonald's Corporati        COM             580135101   1328        15000    SH           SOLE               0       0       15000
Medtronic Inc.              COM             585055106    625        16147    SH           SOLE               0       0       16147
Merge Technologies Inc.     COM             589981109    360       125950    SH           SOLE               0       0      125950
Microsoft                   COM             594918104    251         8200    SH           SOLE               0       0        8200
Neogen Corp.                COM             640491106    260         5625    SH           SOLE               0       0        5625
Norfolk Southern Cor        COM             655844108    267         3717    SH           SOLE               0       0        3717
Northern Trust Corp;        COM             665859104    552        12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.    COM             686091109  12892       153896    SH           SOLE               0       0      153896
Oracle Corp.                COM             68389X105    208         7020    SH           SOLE               0       0        7020
Philip Morris Intl  Inc     COM             718172109    458         5250    SH           SOLE               0       0        5250
Praxair Inc.                COM             74005P104  13466       123847    SH           SOLE               0       0      123847
Premier Exhibitions         COM             74051E102    567       210022    SH           SOLE               0       0      210022
Procter & Gamble            COM             742718109   2483        40538    SH           SOLE               0       0       40538
Reinsurance Group of
  America                   COM NEW         759351604   9992       187783    SH           SOLE               0       0      187783
Rockwell Medical            COM             774374102    184        19800    SH           SOLE               0       0       19800
Roper Industries Inc.       COM             776696106  14897       151115    SH           SOLE               0       0      151115
S&P Depository Receipts     UNIT SER 1 S&P  78462F103   1030         7568    SH           SOLE               0       0        7568
Sandisk Corp.               COM             80004C101    226         6200    SH           SOLE               0       0        6200
Shire plc                   SPONSORED ADR   82481R106  11182       129440    SH           SOLE               0       0      129440
St. Jude Medical            COM             790849103  10679       267574    SH           SOLE               0       0      267574
Stec Inc.                   COM             784774101    193        24800    SH           SOLE               0       0       24800
Stryker                     COM             863667101   5434        98629    SH           SOLE               0       0       98629
T Rowe Price Group Inc.     COM             74144T108   9863       156653    SH           SOLE               0       0      156653
Tractor Supply Co.          COM             892356106  12553       151126    SH           SOLE               0       0      151126
Union Pacific Corp.         COM             907818108    329         2756    SH           SOLE               0       0        2756
Visa Inc.                   COM CL A        92826C839  18246       147583    SH           SOLE               0       0      147583
Waters Corp.                COM             941848103  12579       158284    SH           SOLE               0       0      158284